Quarterly portfolio holdings
John Hancock
Diversified Income Fund
Closed-end international equity
March 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 3-31-26 (unaudited)
	Shares	Value
Common stocks 69.5%		$99,980,927
(Cost $98,843,599)
Communication services 3.9%		5,637,883
Diversified telecommunication services 2.7%
AT&T, Inc. (A)	2,673	77,490
Comcast Corp., Class A	12,457	357,640
Koninklijke KPN NV	141,038	786,093
Swisscom AG	903	757,764
Telekom Malaysia BHD	393,369	690,615
Telenor ASA	8,900	157,028
Verizon Communications, Inc. (A)	22,032	1,106,006
Media 0.4%
Altice France Lux 3 (B)	1,034	17,210
Omnicom Group, Inc.	6,963	524,384
Wireless telecommunication services 0.8%
MTN Group, Ltd.	66,424	775,610
Vodacom Group, Ltd.	45,303	388,043
Consumer discretionary 2.7%		3,888,182
Automobiles 1.1%
Honda Motor Company, Ltd.	31,864	257,893
Kia Corp.	6,967	687,859
Mercedes-Benz Group AG	1,144	70,314
Toyota Motor Corp. (A)	30,374	631,394
Broadline retail 0.1%
JD.com, Inc., Class A	5,219	76,931
Distributors 0.2%
Genuine Parts Company	2,667	282,035
Hotels, restaurants and leisure 0.2%
Allwyn AG	12,012	181,697
McDonald’s Corp. (A)	314	97,588
Starbucks Corp.	795	71,224
Household durables 0.7%
Garmin, Ltd.	583	135,262
Persimmon PLC	14,787	211,090
Sekisui House, Ltd.	28,905	647,676
Leisure products 0.1%
Sankyo Company, Ltd.	6,504	80,452
Specialty retail 0.3%
Best Buy Company, Inc.	1,160	74,472
Industria de Diseno Textil SA (A)	1,536	89,409
Pop Mart International Group, Ltd. (C)	2,785	51,810
The Home Depot, Inc. (A)	733	241,076
Consumer staples 6.2%		8,852,690
Beverages 0.8%
PepsiCo, Inc. (A)	3,247	504,227
The Coca-Cola Company (A)	7,978	606,727
Consumer staples distribution and retail 0.1%
Target Corp.	743	90,052
Food products 1.9%
General Mills, Inc.	13,932	518,549
Nestle SA (A)	1,414	138,701
Orkla ASA	62,338	784,500
The Kraft Heinz Company	22,511	506,272
2	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Wilmar International, Ltd.	258,335	$776,135
Household products 1.8%
Henkel AG & Company KGaA	10,699	768,514
Kimberly-Clark Corp.	2,249	216,961
Reckitt Benckiser Group PLC	11,274	758,068
The Clorox Company	1,054	109,226
The Procter & Gamble Company (A)	5,615	811,031
Tobacco 1.6%
Altria Group, Inc.	13,810	911,322
British American Tobacco PLC	2,385	138,470
Japan Tobacco, Inc.	2,056	78,876
Philip Morris International, Inc. (A)	6,865	1,135,059
Energy 4.1%		5,873,207
Energy equipment and services 0.4%
Baker Hughes Company	8,873	541,697
Oil, gas and consumable fuels 3.7%
Chevron Corp. (A)	6,359	1,315,677
Eni SpA	3,354	95,367
Exxon Mobil Corp. (A)	10,254	1,739,694
ONEOK, Inc.	9,572	865,213
Phillips 66	1,367	249,040
The Williams Companies, Inc.	2,750	200,145
TotalEnergies SE (A)	6,614	606,994
Var Energi ASA	50,382	259,380
Financials 15.7%		22,545,706
Banks 6.4%
Akbank TAS	458,147	683,815
ANZ Group Holdings, Ltd.	3,809	95,778
Banco Bilbao Vizcaya Argentaria SA	28,746	620,901
Bank Polska Kasa Opieki SA	4,048	239,860
BPER Banca SpA	31,438	412,002
CaixaBank SA	44,688	535,704
Hong Leong Bank BHD	126,755	688,886
Huntington Bancshares, Inc.	9,857	154,262
Industrial Bank of Korea	44,583	643,983
Intesa Sanpaolo SpA	16,294	98,544
JPMorgan Chase & Co. (A)	4,885	1,436,966
Lloyds Banking Group PLC	612,597	759,274
Mitsubishi UFJ Financial Group, Inc. (A)	4,416	74,780
Mizuho Financial Group, Inc.	6,312	255,533
Oversea-Chinese Banking Corp., Ltd.	45,696	782,670
Powszechna Kasa Oszczednosci Bank Polski SA	24,671	583,568
Sberbank of Russia PJSC, ADR (B)(D)	3,353	0
Standard Bank Group, Ltd.	8,142	147,449
Sumitomo Mitsui Financial Group, Inc.	9,493	312,133
U.S. Bancorp	5,697	296,301
UniCredit SpA	3,888	278,940
VTB Bank PJSC, GDR (B)(D)	55,420	0
Wells Fargo & Company (A)	1,000	79,610
Capital markets 4.5%
Ares Management Corp., Class A	3,319	362,103
BlackRock, Inc. (A)	500	480,855
CME Group, Inc.	1,027	303,324
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Franklin Resources, Inc.	25,981	$613,671
Interactive Brokers Group, Inc., Class A	1,097	73,576
Julius Baer Group, Ltd.	9,743	716,637
Korea Investment Holdings Company, Ltd.	939	131,002
NH Investment & Securities Company, Ltd.	29,413	598,355
Partners Group Holding AG	372	400,957
SBI Holdings, Inc.	37,612	696,436
Schroders PLC	113,848	876,579
State Street Corp.	692	87,580
T. Rowe Price Group, Inc. (A)(E)	6,978	628,997
The Blackstone Group, Inc. (A)	1,026	117,980
The Carlyle Group, Inc.	6,643	321,455
Financial services 0.2%
FirstRand, Ltd.	71,122	364,096
Insurance 4.1%
Allianz SE (A)	2,513	1,061,286
Aviva PLC	15,396	123,559
AXA SA	17,241	792,250
Gjensidige Forsikring ASA	11,891	311,053
Legal & General Group PLC	63,940	210,128
MS&AD Insurance Group Holdings, Inc.	12,082	315,287
Muenchener Rueckversicherungs-Gesellschaft AG	651	411,133
New China Life Insurance Company, Ltd., H Shares	14,180	84,419
Prudential Financial, Inc.	5,413	528,796
Sanlam, Ltd.	46,545	244,993
Standard Life PLC	33,675	304,978
Suncorp Group, Ltd.	11,653	130,778
Swiss Re AG	973	163,442
Tokio Marine Holdings, Inc.	15,962	749,271
Zurich Insurance Group AG	657	464,380
Mortgage real estate investment trusts 0.5%
Annaly Capital Management, Inc.	32,879	695,391
Health care 6.0%		8,642,657
Biotechnology 0.9%
AbbVie, Inc. (A)	3,699	804,496
Amgen, Inc. (A)	502	176,629
Gilead Sciences, Inc. (A)	2,643	368,355
Health care equipment and supplies 0.2%
Medtronic PLC	2,896	250,938
Health care providers and services 0.5%
CVS Health Corp.	4,643	333,460
Sonic Healthcare, Ltd.	4,884	69,396
UnitedHealth Group, Inc. (A)	1,169	316,320
Life sciences tools and services 0.1%
WuXi AppTec Company, Ltd., H Shares (C)	5,576	85,399
Pharmaceuticals 4.3%
Bristol-Myers Squibb Company	9,701	588,366
Johnson & Johnson (A)	5,121	1,251,777
Merck & Company, Inc. (A)	6,862	825,430
Novartis AG (A)	5,315	815,822
Novo Nordisk A/S, Class B (A)	4,338	158,747
Pfizer, Inc. (A)	37,487	1,052,635
Roche Holding AG (A)	1,320	526,800
4	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Roche Holding AG, Bearer Shares	1,697	$703,173
Sanofi SA	3,261	314,914
Industrials 8.8%		12,679,910
Aerospace and defense 0.5%
FTAI Aviation, Ltd.	306	74,970
Lockheed Martin Corp. (A)	403	243,569
RTX Corp. (A)	1,918	369,982
Air freight and logistics 0.8%
DHL Group	15,005	790,867
United Parcel Service, Inc., Class B	3,547	348,954
Building products 0.1%
Johnson Controls International PLC	625	81,844
Construction and engineering 1.6%
Bouygues SA	20,524	1,189,503
Vinci SA	7,948	1,192,988
Electrical equipment 0.4%
Contemporary Amperex Technology Company, Ltd., H Shares (A)	1,058	84,331
Eaton Corp. PLC	628	224,617
Fujikura, Ltd.	4,380	120,459
Schneider Electric SE (A)	768	209,189
Industrial conglomerates 1.6%
Jardine Matheson Holdings, Ltd.	10,590	761,243
Siemens AG (A)	2,690	655,376
Swire Pacific, Ltd., Class A	75,781	828,266
Machinery 2.0%
Atlas Copco AB, B Shares	5,642	88,197
Caterpillar, Inc. (A)	422	298,970
Knorr-Bremse AG	6,956	794,735
Komatsu, Ltd.	1,615	64,310
Kone OYJ, B Shares	5,936	378,959
PACCAR, Inc.	2,465	284,708
SKF AB, B Shares	2,972	71,643
Volvo AB, B Shares	5,675	186,590
Wartsila OYJ ABP	19,649	731,885
Marine transportation 0.6%
A.P. Moller - Maersk A/S, Series A	332	812,912
Professional services 0.5%
Paychex, Inc.	7,652	704,902
Trading companies and distributors 0.0%
Sumitomo Corp.	2,158	80,750
Transportation infrastructure 0.7%
International Container Terminal Services, Inc.	68,690	778,762
Transurban Group	23,212	226,429
Information technology 10.1%		14,580,142
Communications equipment 1.0%
Accton Technology Corp.	1,983	97,836
BYD Electronic International Company, Ltd.	17,992	64,719
Cisco Systems, Inc. (A)	15,902	1,233,836
Motorola Solutions, Inc.	276	119,776
Electronic equipment, instruments and components 2.3%
Amphenol Corp., Class A (A)	2,244	283,529
Canon Marketing Japan, Inc.	19,864	436,867
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	5

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	1,980	$269,221
Delta Electronics, Inc.	8,595	387,552
Elite Material Company, Ltd.	2,942	251,089
Gold Circuit Electronics, Ltd.	4,824	136,027
Hon Hai Precision Industry Company, Ltd.	16,226	99,186
Macnica Holdings, Inc.	12,740	191,461
Murata Manufacturing Company, Ltd.	4,130	92,666
Sunny Optical Technology Group Company, Ltd.	11,185	77,985
TDK Corp.	11,480	149,128
TE Connectivity PLC	3,009	628,941
Unimicron Technology Corp.	9,238	135,174
Yokogawa Electric Corp.	4,485	138,603
IT services 1.3%
Accenture PLC, Class A	2,545	504,648
Capgemini SE	589	69,501
IBM Corp. (A)	3,724	902,660
Infosys, Ltd.	6,631	89,238
Otsuka Corp.	15,741	301,357
Semiconductors and semiconductor equipment 2.4%
Analog Devices, Inc. (A)	959	305,096
ASML Holding NV (A)	54	71,807
Broadcom, Inc. (A)	680	210,467
Marvell Technology, Inc.	830	82,212
MediaTek, Inc.	1,303	62,499
Microchip Technology, Inc.	1,679	108,480
NVIDIA Corp. (A)	3,375	588,600
Qualcomm, Inc. (A)	5,999	772,551
SK Hynix, Inc.	125	70,921
Teradyne, Inc.	417	123,624
Texas Instruments, Inc. (A)	3,812	740,062
Tokyo Electron, Ltd.	1,210	300,626
Software 0.9%
Gen Digital, Inc.	10,402	195,870
Microsoft Corp. (A)	1,403	519,349
Oracle Corp. (A)	455	66,935
SAP SE (A)	714	121,725
The Sage Group PLC	28,803	322,749
TOTVS SA	10,567	71,278
Technology hardware, storage and peripherals 2.2%
Apple, Inc. (A)	2,529	641,835
Asia Vital Components Company, Ltd.	3,215	212,349
Brother Industries, Ltd.	3,937	72,886
Canon, Inc.	14,516	402,780
FUJIFILM Holdings Corp.	12,191	232,307
Hewlett Packard Enterprise Company	17,928	426,866
HP, Inc.	27,576	529,735
King Slide Works Company, Ltd.	1,293	133,974
NetApp, Inc.	752	76,997
Seagate Technology Holdings PLC	976	382,358
Wiwynn Corp.	671	72,204
Materials 6.0%		8,567,658
Chemicals 0.9%
Arkema SA	1,638	112,462
BASF SE	5,040	310,415
6	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
Dow, Inc.	6,865	$285,927
Evonik Industries AG	4,372	85,790
LyondellBasell Industries NV, Class A	6,301	507,609
Construction materials 0.5%
China National Building Material Company, Ltd., H Shares	1,215,949	745,952
Containers and packaging 0.2%
International Paper Company	3,546	126,592
Smurfit WestRock PLC	4,292	171,036
Metals and mining 4.2%
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	1,604	160,098
BHP Group, Ltd. (A)	22,374	809,548
China Hongqiao Group, Ltd.	33,167	149,822
CMOC Group, Ltd., H Shares	94,967	199,731
Endeavour Mining PLC	13,640	821,807
Fresnillo PLC	4,453	197,384
Gold Fields, Ltd.	3,770	173,239
Grupo Mexico SAB de CV, Series B	26,710	285,698
Impala Platinum Holdings, Ltd.	9,733	138,422
Jiangxi Copper Company, Ltd., H Shares	14,047	62,386
NMDC, Ltd.	739,772	602,264
Norsk Hydro ASA	88,719	945,602
Northern Star Resources, Ltd.	6,420	93,326
Rio Tinto PLC (A)	7,033	652,477
Rio Tinto, Ltd. (A)	3,067	348,453
Sibanye Stillwater, Ltd.	21,038	64,576
Zijin Mining Group Company, Ltd., H Shares	57,444	258,412
Paper and forest products 0.2%
UPM-Kymmene OYJ	8,263	258,630
Real estate 2.5%		3,655,181
Diversified REITs 0.4%
Land Securities Group PLC	9,241	68,164
Stockland	85,272	255,972
WP Carey, Inc.	4,442	301,878
Health care REITs 0.2%
Healthpeak Properties, Inc.	16,426	269,879
Real estate management and development 0.9%
CapitaLand Investment, Ltd.	353,134	751,680
China Jinmao Holdings Group, Ltd.	977,709	162,496
China Resources Land, Ltd.	19,216	71,221
KE Holdings, Inc., Class A	24,309	120,388
Nomura Real Estate Holdings, Inc.	27,314	177,098
Retail REITs 0.4%
Simon Property Group, Inc.	2,856	532,730
Specialized REITs 0.6%
Digital Realty Trust, Inc.	626	112,811
Gaming and Leisure Properties, Inc.	15,038	667,236
Iron Mountain, Inc.	1,602	163,628
Utilities 3.5%		5,057,711
Electric utilities 2.3%
Duke Energy Corp.	2,806	367,418
Edison International	4,479	327,773
EDP SA	152,763	808,376
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	7

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Enel SpA	11,465	$125,345
Eversource Energy	5,101	353,397
Iberdrola SA (A)	7,681	175,850
Manila Electric Company	78,639	800,193
NextEra Energy, Inc. (A)	1,347	125,109
Terna - Rete Elettrica Nazionale	16,691	190,902
Gas utilities 0.3%
APA Group	52,889	364,337
Snam SpA	18,612	140,994
Multi-utilities 0.9%
Dominion Energy, Inc.	1,893	117,025
E.ON SE	33,942	743,379

Veolia Environnement SA	10,965	417,613
Preferred securities 1.1%		$1,645,811
(Cost $1,064,795)
Consumer discretionary 0.2%		327,515
Automobiles 0.2%
Bayerische Motoren Werke AG	1,442	132,739
Hyundai Motor Company	402	62,902
Hyundai Motor Company, 2nd Preferred Shares	833	131,874
Information technology 0.9%		1,318,296
Technology hardware, storage and peripherals 0.9%

Samsung Electronics Company, Ltd.	16,331	1,318,296

Exchange-traded funds 0.7%		$933,919
(Cost $966,710)
Vanguard High Dividend Yield ETF (A)(E)	6,306	933,919

	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.7%					$974,069
(Cost $957,676)
Argentina 0.1%					67,635
Republic of Argentina Bond	5.000	01-09-38		90,000	67,635
Brazil 0.1%					199,540
Federative Republic of Brazil Note	6.125	03-15-34		200,000	199,540
Colombia 0.1%					137,743
Republic of Colombia Bond	6.500	11-26-38	EUR	125,000	137,743
Ecuador 0.1%					79,216
Republic of Ecuador Bond	6.900	07-31-35		90,000	79,216
Mexico 0.1%					146,469
Government of Mexico Bond	4.500	03-19-34	EUR	130,000	146,469
Romania 0.1%					144,262
Republic of Romania Bond (C)	5.875	07-11-32	EUR	123,000	144,262
South Africa 0.1%					199,204
Republic of South Africa Bond	5.875	04-20-32		200,000	199,204
8	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 16.9%					$24,414,373
(Cost $24,238,863)
Communication services 2.6%					3,747,252
Diversified telecommunication services 0.7%
Eircom Finance DAC	5.000	04-30-31	EUR	200,000	230,061
Eolo SpA	4.875	10-21-28	EUR	100,000	94,463
Fibercop SpA	6.375	11-15-33		200,000	197,624
Iliad Holding SAS	6.875	04-15-31	EUR	100,000	120,479
Kaixo Bondco Telecom SA	5.125	09-30-29	EUR	200,000	231,698
Level 3 Financing, Inc. (C)	3.750	07-15-29		65,000	60,288
Level 3 Financing, Inc. (C)	8.500	01-15-36		25,000	26,085
Entertainment 0.2%
Cinemark USA, Inc. (C)	5.250	07-15-28		40,000	39,658
Cinemark USA, Inc. (A)(C)(E)	7.000	08-01-32		50,000	51,374
Discovery Global Holdings, Inc.	5.050	03-15-42		100,000	65,881
Discovery Global Holdings, Inc.	5.141	03-15-52		14,000	8,505
Univision Communications, Inc. (C)	8.500	07-31-31		100,000	100,488
Univision Communications, Inc. (C)	9.375	08-01-32		45,000	46,378
Media 1.3%
Altice France SA (C)	5.500	10-15-31	EUR	152,439	168,164
Altice France SA (C)	6.500	04-15-32		92,045	87,211
CCO Holdings LLC (C)	4.250	02-01-31		75,000	68,359
CCO Holdings LLC (A)(C)(E)	4.250	01-15-34		62,000	53,041
CCO Holdings LLC (C)	4.500	08-15-30		65,000	60,741
CCO Holdings LLC (C)	4.750	02-01-32		270,000	244,125
CCO Holdings LLC (C)	5.000	02-01-28		50,000	49,590
CCO Holdings LLC (C)	7.375	02-01-36		85,000	84,647
Clear Channel Outdoor Holdings, Inc. (C)	7.125	02-15-31		25,000	26,192
Clear Channel Outdoor Holdings, Inc. (C)	7.875	04-01-30		150,000	156,975
DIRECTV Financing LLC (C)	10.000	02-15-31		194,000	198,041
Neptune Bidco US, Inc. (C)	9.500	02-15-33		69,000	66,946
Paramount Global	4.850	07-01-42		50,000	31,930
Paramount Global	4.900	08-15-44		40,000	24,861
Scripps Escrow II, Inc. (C)	3.875	01-15-29		65,000	60,121
United Group BV	6.750	02-15-31	EUR	150,000	174,493
VZ Secured Financing BV (C)	7.500	01-15-33		200,000	188,521
VZ Vendor Financing II BV	2.875	01-15-29	EUR	100,000	105,470
Wireless telecommunication services 0.4%
NJJ Continental SA	4.500	01-30-30	EUR	125,000	144,113
Odido Group Holding BV	5.500	01-15-30	EUR	100,000	111,632
Sunrise FinCo I BV (C)	4.875	07-15-31		200,000	190,408
Vmed O2 UK Financing I PLC (C)	6.750	01-15-33		200,000	178,689
Consumer discretionary 1.8%					2,595,144
Automobile components 0.3%
Forvia SE	2.750	02-15-27	EUR	100,000	114,043
ZF Europe Finance BV	7.000	06-12-30	EUR	100,000	117,949
ZF North America Capital, Inc. (C)	7.500	03-24-31		150,000	147,347
Broadline retail 0.1%
B&M European Value Retail PLC	6.500	11-27-31	GBP	175,000	218,937
Diversified consumer services 0.2%
AA Bond Company, Ltd.	7.375	07-31-29	GBP	100,000	137,521
Service Corp. International	3.375	08-15-30		200,000	184,524
Hotels, restaurants and leisure 0.7%
888 Acquisitions, Ltd. (3 month EURIBOR + 5.500%) (F)	7.516	07-15-28	EUR	100,000	109,698
Bertrand Franchise Finance SAS	6.500	07-18-30	EUR	125,000	139,365
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Cirsa Finance International Sarl	6.500	03-15-29	EUR	100,000	$117,720
Motion Finco Sarl (A)(C)(E)	8.375	02-15-32		200,000	165,228
NCL Corp., Ltd. (C)	6.250	03-01-30		50,000	49,629
New Red Finance, Inc. (C)	4.000	10-15-30		50,000	46,996
New Red Finance, Inc. (C)	4.375	01-15-28		100,000	98,599
New Red Finance, Inc. (C)	5.625	09-15-29		75,000	75,163
Punch Finance PLC (C)	7.875	12-30-30	GBP	115,000	151,549
Yum! Brands, Inc. (C)	4.750	01-15-30		50,000	49,166
Household durables 0.2%
Ashton Woods USA LLC (C)	4.625	08-01-29		125,000	118,090
M/I Homes, Inc.	3.950	02-15-30		105,000	98,472
Taylor Morrison Communities, Inc. (C)	5.750	01-15-28		50,000	50,129
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29		100,000	96,673
Asbury Automotive Group, Inc. (C)	5.000	02-15-32		100,000	94,701
Specialty Building Products Holdings LLC (C)	7.750	10-15-29		75,000	65,114
Velocity Vehicle Group LLC (C)	8.000	06-01-29		159,000	148,531
Consumer staples 0.7%					996,951
Consumer staples distribution and retail 0.4%
Bellis Acquisition Company PLC	8.000	07-01-31	EUR	200,000	218,077
Lion/Polaris Lux 4 SA (3 month EURIBOR + 3.625%) (F)	5.747	07-01-29	EUR	100,000	115,384
New Immo Holding SA	3.250	07-23-27	EUR	100,000	113,372
Performance Food Group, Inc. (C)	4.250	08-01-29		100,000	96,056
Food products 0.3%
B&G Foods, Inc. (C)	8.000	09-15-28		15,000	14,771
Barry Callebaut Services NV	4.250	08-19-31	EUR	200,000	233,069
Darling Global Finance BV (C)	4.500	07-15-32	EUR	115,000	132,397
Household products 0.0%
Energizer Holdings, Inc. (C)	4.750	06-15-28		75,000	73,825
Energy 1.5%					2,135,405
Energy equipment and services 0.1%
USA Compression Partners LP (C)	6.250	10-01-33		75,000	74,764
Oil, gas and consumable fuels 1.4%
Buckeye Partners LP	5.850	11-15-43		115,000	104,087
Buckeye Partners LP (C)	6.750	02-01-30		25,000	25,800
Buckeye Partners LP (C)	6.875	07-01-29		100,000	102,923
DT Midstream, Inc. (C)	4.375	06-15-31		150,000	144,590
Ecopetrol SA	7.750	02-01-32		125,000	126,233
Ecopetrol SA	8.375	01-19-36		50,000	50,694
Matador Resources Company (C)	6.500	04-15-32		100,000	101,089
Permian Resources Operating LLC (C)	6.250	02-01-33		25,000	25,466
Permian Resources Operating LLC (C)	7.000	01-15-32		75,000	77,662
Petroleos Mexicanos	4.750	02-26-29	EUR	100,000	114,803
Petroleos Mexicanos	5.500	06-27-44		150,000	111,023
Petroleos Mexicanos	6.625	06-15-35		85,000	79,215
Petroleos Mexicanos	6.750	09-21-47		125,000	99,739
Petroleos Mexicanos	6.840	01-23-30		60,000	60,132
Petroleos Mexicanos	7.690	01-23-50		50,000	43,299
Rockies Express Pipeline LLC (C)	6.750	03-15-33		120,000	123,527
SM Energy Company	6.500	07-15-28		30,000	30,078
SM Energy Company (A)(C)(E)	7.000	08-01-32		115,000	117,426
Sunoco LP (C)	4.500	10-01-29		25,000	24,157
Sunoco LP	4.500	04-30-30		50,000	48,202
10	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP (C)	5.375	07-15-31		130,000	$128,956
Sunoco LP (C)	5.625	03-15-31		75,000	74,656
Sunoco LP (C)	5.875	03-15-34		40,000	39,558
Sunoco LP (C)	6.250	07-01-33		75,000	75,327
Talos Production, Inc. (C)	9.000	02-01-29		25,000	26,023
Talos Production, Inc. (C)	9.375	02-01-31		100,000	105,976
Financials 1.4%					2,048,435
Banks 0.2%
Banca Monte dei Paschi di Siena SpA	7.708	01-18-28	EUR	100,000	122,809
NatWest Group PLC (2.105% to 11-28-26, then 5 Year United Kingdom Gilt Rate + 1.750%)	2.105	11-28-31	GBP	100,000	130,668
Capital markets 0.1%
Hightower Holding LLC (A)(C)(E)	9.125	01-31-30		150,000	152,957
Consumer finance 0.3%
Credit Acceptance Corp. (C)	6.625	03-15-30		50,000	48,833
Credit Acceptance Corp. (C)	9.250	12-15-28		100,000	103,618
FirstCash, Inc. (C)	4.625	09-01-28		150,000	147,362
goeasy, Ltd. (C)	6.875	02-15-31		85,000	68,383
OneMain Finance Corp.	5.375	11-15-29		75,000	72,323
Financial services 0.6%
Block, Inc. (C)	6.000	08-15-33		65,000	63,926
Fidelity National Information Services, Inc.	4.450	03-10-28		195,000	194,454
Freedom Mortgage Holdings LLC (C)	8.375	04-01-32		65,000	63,940
Freedom Mortgage Holdings LLC (C)	9.250	02-01-29		65,000	65,883
PennyMac Financial Services, Inc. (C)	4.250	02-15-29		75,000	71,082
PennyMac Financial Services, Inc. (C)	5.750	09-15-31		70,000	64,766
PennyMac Financial Services, Inc. (C)	6.875	05-15-32		10,000	9,650
PennyMac Financial Services, Inc. (C)	6.875	02-15-33		70,000	66,972
PennyMac Financial Services, Inc. (C)	7.125	11-15-30		25,000	24,844
Planet Financial Group LLC (C)	10.500	12-15-29		52,000	49,877
Rocket Companies, Inc. (C)	6.500	08-01-29		99,000	100,114
United Wholesale Mortgage LLC (C)	5.500	04-15-29		90,000	84,239
Insurance 0.2%
Acrisure LLC (C)	4.250	02-15-29		108,000	101,935
Alliant Holdings Intermediate LLC (C)	4.250	10-15-27		84,000	82,325
Asurion LLC (C)	8.000	12-31-32		105,000	108,932
Asurion LLC (C)	8.375	02-01-34		50,000	48,543
Health care 2.1%					2,975,048
Biotechnology 0.7%
Genmab A/S (C)	6.250	12-15-32		290,000	297,317
Grifols SA	3.875	10-15-28	EUR	200,000	225,976
Grifols SA	7.125	05-01-30	EUR	250,000	298,844
Star Parent, Inc. (C)	9.000	10-01-30		90,000	93,240
Health care equipment and supplies 0.1%
Medline Borrower LP (C)	3.875	04-01-29		175,000	169,288
Health care providers and services 0.4%
AthenaHealth Group, Inc. (C)	6.500	02-15-30		156,000	146,425
Community Health Systems, Inc. (C)	5.250	05-15-30		85,000	80,111
Community Health Systems, Inc. (C)	6.875	04-15-29		50,000	48,082
Community Health Systems, Inc. (C)	9.750	01-15-34		35,000	36,325
Community Health Systems, Inc. (C)	10.875	01-15-32		30,000	32,186
Tenet Healthcare Corp.	4.625	06-15-28		200,000	198,210
Tenet Healthcare Corp.	6.125	06-15-30		50,000	50,325
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Life sciences tools and services 0.3%
Avantor Funding, Inc. (C)	3.875	11-01-29		150,000	$140,729
Avantor Funding, Inc. (C)	4.625	07-15-28		100,000	97,601
IQVIA, Inc. (C)	6.250	06-01-32		165,000	167,556
Pharmaceuticals 0.6%
Bausch Health Companies, Inc. (A)(C)(E)	4.875	06-01-28		100,000	91,571
Bausch Health Companies, Inc. (C)	6.250	02-15-29		36,000	27,000
Bausch Health Companies, Inc. (C)	11.000	09-30-28		50,000	51,002
Rossini Sarl	6.750	12-31-29	EUR	100,000	118,866
Teva Pharmaceutical Finance Netherlands II BV	1.875	03-31-27	EUR	125,000	141,496
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	400,000	462,898
Industrials 2.4%					3,533,054
Aerospace and defense 0.1%
TransDigm, Inc.	4.875	05-01-29		85,000	83,729
TransDigm, Inc. (C)	6.250	01-31-34		15,000	15,165
TransDigm, Inc. (C)	6.750	01-31-34		55,000	55,721
TransDigm, Inc. (C)	7.125	12-01-31		50,000	51,608
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32		95,000	87,470
Builders FirstSource, Inc. (C)	5.000	03-01-30		95,000	92,525
CP Atlas Buyer, Inc. (A)(C)(E)	9.750	07-15-30		145,000	135,978
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (C)	12.750	01-15-31		61,600	47,547
LBM Acquisition LLC (C)	6.250	01-15-29		45,000	32,884
Commercial services and supplies 1.1%
Allied Universal Holdco LLC	4.875	06-01-28	GBP	200,000	256,243
Allied Universal Holdco LLC (C)	7.875	02-15-31		50,000	51,561
Arena Luxembourg Finance Sarl	1.875	02-01-28	EUR	100,000	111,008
Arena Luxembourg Finance Sarl (3 month EURIBOR + 2.500%) (C)(F)	4.520	05-01-30	EUR	140,000	161,474
BCP V Modular Services Finance II PLC	6.125	11-30-28	GBP	100,000	123,700
Belron UK Finance PLC (C)	5.750	10-15-29		200,000	201,263
Boels Topholding BV	5.750	05-15-30	EUR	200,000	232,206
Garda World Security Corp. (C)	8.250	08-01-32		65,000	64,320
Garda World Security Corp. (C)	8.375	11-15-32		72,000	72,049
Graphic Packaging International LLC (C)	3.500	03-15-28		59,000	56,690
Q-Park Holding I BV	5.125	02-15-30	EUR	100,000	116,172
Verisure Holding AB	5.500	05-15-30	EUR	150,000	177,088
Construction and engineering 0.1%
Sacyr SA	4.750	05-29-30	EUR	100,000	119,462
Electrical equipment 0.1%
EMRLD Borrower LP	6.375	12-15-30	EUR	100,000	117,663
Ground transportation 0.1%
Rumo Luxembourg Sarl	4.200	01-18-32		200,000	175,750
Machinery 0.2%
Allison Transmission, Inc. (C)	5.875	12-01-33		100,000	99,387
Esab Corp. (C)	5.625	04-01-31		35,000	35,245
Esab Corp. (C)	6.250	04-15-29		5,000	5,075
IMA Industria Macchine Automatiche SpA	3.750	01-15-28	EUR	100,000	113,537
Passenger airlines 0.0%
VistaJet Malta Finance PLC (A)(C)(E)	6.375	02-01-30		81,000	69,952
Professional services 0.1%
Amentum Holdings, Inc. (C)	7.250	08-01-32		130,000	134,525
Trading companies and distributors 0.1%
United Rentals North America, Inc.	4.875	01-15-28		50,000	49,783
United Rentals North America, Inc.	5.250	01-15-30		75,000	74,574
12	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc. (C)	6.125	03-15-34		50,000	$50,629
Transportation infrastructure 0.2%
Heathrow Finance PLC	3.875	03-01-27	GBP	100,000	129,820
Heathrow Finance PLC	6.625	03-01-31	GBP	100,000	131,251
Information technology 0.8%					1,176,675
Communications equipment 0.2%
EchoStar Corp.	6.750	11-30-30		147,784	149,226
EchoStar Corp.	10.750	11-30-29		140,000	151,235
Electronic equipment, instruments and components 0.1%
Imola Merger Corp. (C)	4.750	05-15-29		105,000	102,053
Insight Enterprises, Inc. (C)	6.625	05-15-32		100,000	96,515
IT services 0.1%
Fortress Intermediate 3, Inc. (C)	7.500	06-01-31		87,000	86,465
Semiconductors and semiconductor equipment 0.0%
Qnity Electronics, Inc. (C)	5.750	08-15-32		25,000	25,030
Software 0.4%
Cloud Software Group, Inc. (C)	8.250	06-30-32		75,000	71,133
McAfee Corp. (C)	7.375	02-15-30		198,000	163,586
Rocket Software, Inc. (A)(C)(E)	6.500	02-15-29		150,000	134,999
Rocket Software, Inc. (C)	9.000	11-28-28		58,000	57,913
TeamSystem SpA (3 month EURIBOR + 3.500%) (F)	5.516	07-31-31	EUR	125,000	138,520
Materials 1.2%					1,783,850
Chemicals 0.5%
Avient Corp. (C)	6.250	11-01-31		65,000	65,454
Celanese US Holdings LLC	7.000	02-15-31		55,000	56,474
NOVA Chemicals Corp. (C)	8.500	11-15-28		50,000	51,966
Olympus Water US Holding Corp. (C)	6.125	02-15-33	EUR	190,000	211,456
SNF Group SACA (C)	4.500	03-15-32	EUR	100,000	117,332
Tronox, Inc. (C)	9.125	09-30-30		111,000	110,858
Windsor Holdings III LLC (C)	8.500	06-15-30		155,000	160,560
Containers and packaging 0.6%
Ardagh Group SA (C)	9.500	12-01-30		59,716	62,616
Ardagh Group SA (5.500% Cash and 6.500% PIK) (C)	12.000	12-01-30	EUR	100,000	94,966
Ardagh Metal Packaging Finance USA LLC	3.000	09-01-29	EUR	100,000	104,446
Clydesdale Acquisition Holdings, Inc. (C)	6.625	04-15-29		75,000	73,655
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30		40,000	38,879
Crown European Holdings SACA	4.500	01-15-30	EUR	150,000	175,295
Mauser Packaging Solutions Holding Company (C)	7.875	04-15-30		75,000	75,000
Mauser Packaging Solutions Holding Company (C)	9.250	04-15-30		25,000	23,229
Owens-Brockway Glass Container, Inc. (C)	7.375	06-01-32		135,000	127,774
Trivium Packaging Finance BV (C)	6.625	07-15-30	EUR	100,000	116,592
Metals and mining 0.1%
Constellium SE	5.375	08-15-32	EUR	100,000	117,298
Real estate 1.5%					2,130,205
Health care REITs 0.0%
MPT Operating Partnership LP (C)	8.500	02-15-32		75,000	76,036
Hotel and resort REITs 0.2%
Pebblebrook Hotel LP (C)	6.375	10-15-29		120,000	120,218
Service Properties Trust (A)(E)	4.375	02-15-30		100,000	88,802
Service Properties Trust (A)(E)	4.950	10-01-29		50,000	45,285
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Office REITs 0.7%
Alstria Sarl	5.500	03-20-31	EUR	200,000	$229,294
Brandywine Operating Partnership LP	4.550	10-01-29		125,000	113,972
Brandywine Operating Partnership LP	6.125	01-15-31		70,000	62,419
Brandywine Operating Partnership LP	8.300	03-15-28		50,000	50,880
Brandywine Operating Partnership LP	8.875	04-12-29		75,000	76,140
Hudson Pacific Properties LP (A)(E)	3.250	01-15-30		25,000	20,203
Hudson Pacific Properties LP (A)(E)	4.650	04-01-29		220,000	187,635
Hudson Pacific Properties LP	5.950	02-15-28		50,000	47,418
Piedmont Operating Partnership LP	5.625	01-15-33		15,000	14,576
Piedmont Operating Partnership LP	6.875	07-15-29		150,000	157,158
Real estate management and development 0.5%
Canary Wharf Group Investment Holdings PLC	3.375	04-23-28	GBP	100,000	124,144
CPI Property Group SA	1.750	01-14-30	EUR	100,000	96,228
CPI Property Group SA	4.750	07-22-30	EUR	200,000	212,753
CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (G)	7.500	03-26-31	EUR	100,000	102,132
Samhallsbyggnadsbolaget I Norden Holding AB	1.125	09-26-29	EUR	100,000	90,273
Samhallsbyggnadsbolaget I Norden Holding AB	2.375	08-04-26	EUR	100,000	114,563
Specialized REITs 0.1%
GLP Pte, Ltd. (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%) (G)	4.500	05-17-26		200,000	100,076
Utilities 0.9%					1,292,354
Electric utilities 0.3%
ADM Elektrik Dagitim AS (C)	9.500	02-05-31		200,000	190,662
Eastern European Electric Company BV	6.500	05-15-30	EUR	100,000	117,242
Energo-Pro AS (C)	8.000	05-27-30	EUR	100,000	118,381
Independent power and renewable electricity producers 0.3%
Clearway Energy Operating LLC (C)	3.750	02-15-31		200,000	185,195
Clearway Energy Operating LLC (C)	4.750	03-15-28		50,000	49,333
Clearway Energy Operating LLC (C)	5.750	01-15-34		56,000	55,031
TerraForm Power Operating LLC (C)	5.000	01-31-28		75,000	74,173
Water utilities 0.3%
Anglian Water Osprey Financing PLC	6.750	08-27-31	GBP	175,000	233,310

SW Finance I PLC	6.875	08-07-32	GBP	200,000	269,027
Convertible bonds 0.5%					$680,627
(Cost $706,196)
Consumer discretionary 0.1%					183,663
Hotels, restaurants and leisure 0.1%
MakeMyTrip, Ltd. (C)(H)	4.067	07-01-30		75,000	63,150
NCL Corp., Ltd. (A)(C)(E)	0.750	09-15-30		78,000	72,363
Household durables 0.0%
Meritage Homes Corp.	1.750	05-15-28		50,000	48,150
Financials 0.1%					74,009
Banks 0.1%
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (F)	6.534	12-15-50	EUR	100,000	74,009
Industrials 0.1%					114,996
Aerospace and defense 0.1%
BWX Technologies, Inc., Zero Coupon (C)	0.000	11-01-30		111,000	114,996
14	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 0.0%					$63,508
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc. (C)(H)	0.632	02-15-30		15,000	14,633
ON Semiconductor Corp.	0.500	03-01-29		50,000	48,875
Real estate 0.2%					244,451
Industrial REITs 0.1%
Rexford Industrial Realty LP (C)	4.125	03-15-29		50,000	49,025
Rexford Industrial Realty LP (C)	4.375	03-15-27		50,000	49,725
Office REITs 0.1%
Boston Properties LP (C)	2.000	10-01-30		101,000	91,658
Retail REITs 0.0%

Tanger Properties LP (C)	2.375	01-15-31		54,000	54,043

Term loans (I) 0.4%					$669,956
(Cost $689,958)
Consumer discretionary 0.0%					83,579
Specialty retail 0.0%
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.518	10-16-28		98,715	83,579
Energy 0.1%					164,811
Oil, gas and consumable fuels 0.1%
CD&R Firefly Bidco PLC, 2025 GBP Term Loan (3 month SONIA + 4.750%)	8.477	04-29-29	GBP	125,000	164,811
Industrials 0.2%					322,065
Building products 0.0%
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	7.525	06-06-31		98,744	78,736
Electrical equipment 0.1%
TK Elevator Midco GmbH, 2025 EUR Term Loan B1 (3 month EURIBOR + 3.000%)	5.149	04-30-30	EUR	125,000	143,376
Trading companies and distributors 0.1%
Kodiak BP LLC, 2024 Term Loan B (Prime rate + 2.750%)	9.500	12-04-31		100,000	99,953
Information technology 0.1%					99,501
Semiconductors and semiconductor equipment 0.1%

Qnity Electronics, Inc., Term Loan B (1 month CME Term SOFR + 2.000%)	5.668	11-01-32		99,750	99,501

Collateralized mortgage obligations 13.8%					$19,860,170
(Cost $19,909,810)
Commercial and residential 10.8%					15,615,022
Angel Oak Mortgage Trust
Series 2022-2, Class M1 (C)(J)	4.045	01-25-67		345,000	287,359
ARZ Trust
Series 2024-BILT, Class F (C)	8.268	06-11-39		275,000	281,036
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CNM (C)(J)	3.720	11-05-32		250,000	235,402
Series 2019-BPR, Class DNM (C)(J)	3.720	11-05-32		150,000	138,991
Barclays Mortgage Trust
Series 2022-RPL1, Class B (7.250% to 2-25-27, then 8.250% thereafter) (C)	7.250	02-25-28		572,019	571,773
BX Trust
Series 2025-DELC, Class F (1 month CME Term SOFR + 3.950%) (C)(F)	7.623	12-15-42		285,000	284,769
Series 2025-GW, Class E (1 month CME Term SOFR + 3.650%) (C)(F)	7.323	07-15-42		230,000	229,569
CHNGE Mortgage Trust
Series 2022-NQM1, Class B1 (5.820% to 8-1-26, then 6.820% thereafter) (C)	5.820	06-25-67		290,000	288,998
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-LC19, Class D (C)	2.867	02-10-48		150,000	140,622
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2015-LC19, Class E (C)(J)	4.408	02-10-48		292,000	268,634
Series 2024-CBM, Class D (C)(J)	7.926	12-10-41		540,000	555,232
CSMC Trust
Series 2020-NQM1, Class B1 (C)(J)	4.462	05-25-65		445,000	413,961
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class B1 (C)(J)	6.714	02-25-71	200,000	$197,058
Series 2026-INV2, Class B2 (C)(J)	6.714	02-25-71	227,000	215,062
Ellington Financial Mortgage Trust
Series 2026-RM1, Class A3 (C)(J)	4.750	01-25-56	105,000	90,111
Extended Stay America Trust
Series 2025-ESH, Class F (1 month CME Term SOFR + 4.100%) (C)(F)	7.773	10-15-42	245,000	245,306
Series 2026-ESH2, Class F (1 month CME Term SOFR + 3.750%) (C)(F)	7.423	02-15-43	133,742	133,740
GCAT Trust
Series 2026-NQM2, Class B1 (C)(J)	7.503	02-25-71	178,000	173,388
HTL Commercial Mortgage Trust
Series 2024-T53, Class E (C)(J)	10.260	05-10-39	300,000	304,901
Imperial Fund Mortgage Trust
Series 2021-NQM4, Class B2 (C)(J)	4.100	01-25-57	325,000	246,819
Series 2022-NQM1, Class B1 (C)(J)	4.075	02-25-67	525,000	409,226
Series 2022-NQM3, Class B2 (C)(J)	4.411	05-25-67	390,000	319,640
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C (J)	4.514	09-15-47	565,000	536,812
Series 2014-C23, Class D (C)(J)	4.037	09-15-47	166,320	151,784
Series 2015-C28, Class D (C)(J)	3.784	10-15-48	285,000	262,343
Series 2016-C2, Class B (J)	3.990	06-15-49	115,000	102,966
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class D (C)(J)	3.792	05-15-46	300,000	273,812
Series 2013-C9, Class E (C)(J)	3.792	05-15-46	125,000	112,136
NYC Commercial Mortgage Trust
Series 2025-3BP, Class E (1 month CME Term SOFR + 3.540%) (C)(F)	7.212	02-15-42	310,000	310,825
Pretium Mortgage Credit Partners LLC
Series 2025-NPL10, Class A2 (7.264% to 9-25-29, then 11.264% thereafter) (C)	7.264	10-25-55	225,000	225,221
Series 2025-NPL11, Class A2 (7.021% to 9-25-29, then 11.021% thereafter) (C)	7.021	10-25-55	105,000	105,042
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter) (C)	6.900	11-25-55	168,000	166,879
Series 2025-NPL13, Class A2 (6.778% to 11-25-29, then 10.778% thereafter) (C)	6.778	12-25-55	138,000	136,633
Series 2025-NPL14, Class A2 (6.779% to 12-25-28, then 10.779% thereafter) (C)	6.779	12-25-55	290,000	287,129
Series 2025-NPL3, Class A2 (8.836% to 4-25-29, then 12.836% thereafter) (C)	8.836	04-25-55	245,000	245,288
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (C)	8.715	05-25-55	405,000	405,824
Series 2025-NPL6, Class A2 (8.715% to 6-25-29, then 12.715% thereafter) (C)	8.715	06-25-55	105,000	105,357
Series 2025-NPL7, Class A2 (8.354% to 7-25-29, then 12.354% thereafter) (C)	8.354	07-25-55	125,000	125,409
Series 2025-RPL3, Class M1 (4.150% to 5-1-29, then 5.150% thereafter) (C)	4.150	04-25-65	550,000	523,209
Series 2025-RPL6, Class A2 (3.850% to 11-1-29, then 4.850% thereafter) (C)	3.850	09-25-69	310,000	291,750
Series 2025-RPL6, Class M2 (3.850% to 11-1-29, then 4.850% thereafter) (C)	3.850	09-25-69	350,000	311,214
Series 2026-NPL1, Class A2 (6.535% to 12-25-29, then 10.535% thereafter) (C)	6.535	01-25-56	100,000	98,871
Series 2026-NPL2, Class A2 (6.535% to 1-25-30, then 10.535% thereafter) (C)	6.535	02-25-56	100,000	97,994
PRPM LLC
Series 2024-7, Class A2 (8.835% to 11-25-27, then 11.835% to 11-25-28, then 12.835% thereafter) (C)	8.835	11-25-29	500,000	500,356
Series 2024-8, Class A2 (8.836% to 12-25-27, then 11.836% to 12-25-28, then 12.836% thereafter) (C)	8.836	12-25-29	400,000	400,796
Series 2026-1, Class A2 (C)	6.474	02-25-31	100,000	98,715
ROCK Trust
Series 2024-CNTR, Class E (C)	8.819	11-13-41	500,000	520,198
SG Residential Mortgage Trust
Series 2022-1, Class B2 (C)(J)	3.960	03-27-62	850,000	604,679
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class B1 (C)(J)	3.827	01-28-50	450,000	434,688
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class D (1 month CME Term SOFR + 3.091%) (C)(F)	6.763	04-15-42	255,000	254,731
WBRK Mortgage Trust
Series 2025-WBRK, Class E (C)(J)	6.075	03-05-35	335,000	318,106
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D (C)(J)	3.172	12-15-49	720,000	649,965
Series 2016-NXS5, Class C (J)	4.948	01-15-59	320,000	287,997
Worldwide Plaza Trust
Series 2017-WWP, Class A (C)	3.526	11-10-36	300,000	238,500
16	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
X-Caliber Funding LLC
Series 2025-VFN1, Class A (1 month CME Term SOFR + 2.975%) (C)(F)	6.643	07-01-27	100,000	$99,944
Series 2026-HPL, Class A (1 month CME Term SOFR + 3.150%) (C)(F)	6.818	02-15-46	300,000	298,252
U.S. Government Agency 3.0%				4,245,148
Federal Home Loan Mortgage Corp.
Series 2021-MN3, Class B1 (30 day Average SOFR + 6.850%) (C)(F)	10.512	11-25-51	500,000	528,980
Series 2023-MN6, Class B1 (30 day Average SOFR + 9.250%) (C)(F)	12.912	05-25-43	500,000	572,327
Series 2024-MN8, Class M2 (30 day Average SOFR + 4.250%) (C)(F)	7.912	05-25-44	400,000	416,205
Series K759, Class X3 IO	5.257	02-25-57	1,875,891	481,290
Federal National Mortgage Association
Series 2021-R01, Class 1B2 (30 day Average SOFR + 6.000%) (C)(F)	9.662	10-25-41	490,000	500,023
Series 2022-R01, Class 1B2 (30 day Average SOFR + 6.000%) (C)(F)	9.662	12-25-41	525,000	538,570
Series 2022-R04, Class 1B2 (30 day Average SOFR + 9.500%) (C)(F)	13.162	03-25-42	620,000	662,182

Series 2022-R06, Class 1B2 (30 day Average SOFR + 10.600%) (C)(F)	14.262	05-25-42	500,000	545,571
Asset-backed securities 5.5%				$7,887,613
(Cost $8,288,435)
Asset-backed securities 5.5%				7,887,613
AGL CLO 16, Ltd.
Series 2021-16A, Class ER (3 month CME Term SOFR + 4.650%) (C)(F)	8.318	01-20-35	495,000	382,623
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class E (C)	6.164	09-15-33	207,566	208,120
Avid Automobile Receivables Trust
Series 2025-1, Class A (C)(D)	7.800	07-15-32	397,967	397,967
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class D (C)	7.320	02-20-28	100,000	100,780
Avtech Equipment Receivables Funding LLC
Series 2026-1A, Class C (C)	5.670	02-15-33	295,000	293,261
Series 2026-1A, Class D (C)	7.710	02-15-33	290,000	288,313
Bain Capital Credit CLO, Ltd.
Series 2020-2A, Class ER (3 month CME Term SOFR + 6.872%) (C)(F)	10.539	07-19-34	500,000	412,325
Series 2022-5A, Class ERR (3 month CME Term SOFR + 6.350%) (C)(F)	10.018	01-24-37	290,000	269,592
Carlyle Global Market Strategies CLO, Ltd.
Series 2016-1A, Class DR3 (3 month CME Term SOFR + 6.250%) (C)(F)	9.918	04-20-34	570,000	526,653
ECAF I, Ltd.
Series 2015-1A, Class A2 (C)	4.947	06-15-40	371,663	344,573
Elmwood CLO 48, Ltd.
Series 2026-2A, Class E (3 month CME Term SOFR + 6.000%) (C)(F)	9.660	04-20-39	280,000	280,000
Exeter Select Automobile Receivables Trust
Series 2025-2, Class E (C)	6.870	02-15-33	215,000	210,168
Flagship Credit Auto Trust
Series 2023-3, Class E (C)	9.740	06-17-30	375,000	292,632
Hertz Vehicle Financing III LLC
Series 2023-3A, Class D (C)	9.430	02-25-28	500,000	507,942
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class D (30 day Average SOFR + 4.500%) (C)(F)	8.172	02-20-34	650,000	647,735
Magnetite XlV, Ltd.
Series 2025-45A, Class SUB (C)(J)	—	04-15-38	250,000	165,646
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2022-50A, Class ER2 (3 month CME Term SOFR + 5.000%) (C)(F)	8.659	07-23-36	250,000	243,736
Palmer Square CLO, Ltd.
Series 2018-1A, Class DR (3 month CME Term SOFR + 6.940%) (C)(F)	10.608	04-18-37	275,000	238,962
Rad CLO 12, Ltd.
Series 2021-12A, Class DR (3 month CME Term SOFR + 6.650%) (C)(F)	10.317	07-30-40	555,000	506,376
RCO IX Mortgage LLC
Series 2025-2, Class A2 (9.127% to 4-25-28, then 12.127% to 4-25-29, then 13.127% thereafter) (C)	9.127	04-25-30	205,000	205,452
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class F (C)	10.171	06-15-32	454,743	467,027
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A (C)	2.980	06-20-47	209,837	184,235
Tricon Residential Trust
Series 2025-SFR1, Class E (1 month CME Term SOFR + 2.500%) (C)(F)	6.173	03-17-42	140,000	139,975
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
VB-S1 Issuer LLC
Series 2026-1A, Class F (C)	6.843	03-15-56	30,000	$30,127
VOLT CVI LLC
Series 2021-NP12, Class A2 (C)	9.438	12-26-51	542,881	543,393

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (B)(D)	500,000	0

	Contracts/Notional amount	Value
Purchased options 0.1%		$132,840
(Cost $146,585)
Puts 0.1%		132,840
Exchange Traded Option on S&P 500 Index (Expiration Date: 5-29-26; Strike Price: $6,350.00; Notional Amount: 900) (B)	9	132,840

	Yield (%)	Shares	Value
Short-term investments 0.6%			$815,799
(Cost $815,799)
Short-term funds 0.6%			815,799
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(K)	815,799	815,799

Total investments (Cost $156,628,620) 109.8%	$157,996,104
Other assets and liabilities, net (9.8%)	(14,064,676)
Total net assets 100.0%	$143,931,428

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-26 was $31,288,131.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,742,430 or 27.6% of the fund’s net assets as of 3-31-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is on loan as of 3-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $2,299,476.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 3-31-26.
The fund had the following country composition as a percentage of total investments on 3-31-26:
18	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

United States	50.5%
United Kingdom	4.7%
Japan	4.3%
Germany	4.0%
France	3.8%
Switzerland	3.1%
South Korea	2.3%
Netherlands	1.9%
Cayman Islands	1.8%
Norway	1.6%
Other countries	22.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	14	Long	Jun 2026	$2,923,423	$2,904,234	$(19,189)
5-Year U.S. Treasury Note Futures	18	Long	Jun 2026	1,971,263	1,947,234	(24,029)
S&P 500 E-Mini Index Futures	34	Long	Jun 2026	11,367,129	11,170,274	(196,855)
U.S. Treasury Long Bond Futures	1	Long	Jun 2026	117,587	113,875	(3,712)
Ultra 10-Year U.S. Treasury Note Futures	3	Long	Jun 2026	348,536	340,547	(7,989)
10-Year U.S. Treasury Note Futures	2	Short	Jun 2026	(226,638)	(222,094)	4,544
Euro SCHATZ Futures	6	Short	Jun 2026	(736,346)	(733,387)	2,959
Euro STOXX 50 Index Futures	59	Short	Jun 2026	(3,792,717)	(3,747,324)	45,393
German Euro BOBL Futures	4	Short	Jun 2026	(541,188)	(533,679)	7,509
German Euro BUND Futures	2	Short	Jun 2026	(294,925)	(289,864)	5,061
MSCI EAFE Index Futures	30	Short	Jun 2026	(4,396,602)	(4,351,650)	44,952
MSCI Emerging Markets Index Futures	42	Short	Jun 2026	(3,143,406)	(3,054,660)	88,746
TOPIX Index Futures	8	Short	Jun 2026	(1,752,360)	(1,766,296)	(13,936)
U.K. Long Gilt Bond Futures	3	Short	Jun 2026	(366,873)	(348,597)	18,276
						$(48,270)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	120,000	USD	138,332	GSI	4/30/2026	$555	—
EUR	153,000	USD	176,522	SSB	4/30/2026	559	—
USD	1,845,208	AUD	2,590,000	DB	6/17/2026	60,220	—
USD	8,645,704	EUR	7,431,300	DB	4/30/2026	44,795	—
USD	3,578,801	EUR	3,094,000	CITI	6/17/2026	—	$(9,826)
USD	5,011,948	EUR	4,314,000	DB	6/17/2026	8,283	—
USD	2,174,394	GBP	1,620,400	GSI	4/30/2026	29,708	—
USD	3,002,873	GBP	2,244,000	MSI	6/17/2026	33,383	—
USD	3,074,249	JPY	484,800,000	MSI	6/17/2026	30	—
						$177,533	$(9,826)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	5,750.00	May 2026	9	900	$56,118	$(43,875)
							$56,118	$(43,875)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	HSBC Holdings PLC	250,000	EUR	$289,325	1.000%	Quarterly	Jun 2031	$419	$1,826	$2,245
Centrally cleared	Oracle Corp.	300,000	USD	300,000	1.000%	Quarterly	Jun 2031	8,994	2,891	11,885
Centrally cleared	Stellantis NV	225,000	EUR	260,393	5.000%	Quarterly	Jun 2031	(37,213)	910	(36,303)
Centrally cleared	Volkswagen AG	250,000	EUR	289,325	1.000%	Quarterly	Jun 2031	(69)	1,473	1,404
				$1,139,043				$(27,869)	$7,100	$(20,769)

20	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Worldline SA	10.188%	122,000	EUR	$141,034	5.000%	Quarterly	Jun 2031	$(21,304)	$(5,296)	$(26,600)
					$141,034				$(21,304)	$(5,296)	$(26,600)

Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED INCOME FUND | QUARTERLY REPORT	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$5,637,883	$2,065,520	$3,572,363	—
Consumer discretionary	3,888,182	901,657	2,986,525	—
Consumer staples	8,852,690	5,409,426	3,443,264	—
Energy	5,873,207	4,911,466	961,741	—
Financials	22,545,706	6,180,867	16,364,839	—
Health care	8,642,657	5,968,406	2,674,251	—
Industrials	12,679,910	2,632,516	10,047,394	—
Information technology	14,580,142	9,784,926	4,795,216	—
Materials	8,567,658	1,376,862	7,190,796	—
Real estate	3,655,181	2,048,162	1,607,019	—
Utilities	5,057,711	1,290,722	3,766,989	—
22	|

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities	$1,645,811	—	$1,645,811	—
Exchange-traded funds	933,919	$933,919	—	—
Foreign government obligations	974,069	—	974,069	—
Corporate bonds	24,414,373	—	24,414,373	—
Convertible bonds	680,627	—	680,627	—
Term loans	669,956	—	669,956	—
Collateralized mortgage obligations	19,860,170	—	19,860,170	—
Asset-backed securities
Asset-backed securities	7,887,613	—	7,489,646	$397,967
Escrow certificates	—	—	—	—
Purchased options	132,840	132,840	—	—
Short-term investments	815,799	815,799	—	—
Total investments in securities	$157,996,104	$44,453,088	$113,145,049	$397,967
Derivatives:
Assets
Futures	$217,440	$217,440	—	—
Forward foreign currency contracts	177,533	—	$177,533	—
Swap contracts	15,534	—	15,534	—
Liabilities
Futures	(265,710)	(265,710)	—	—
Forward foreign currency contracts	(9,826)	—	(9,826)	—
Written options	(43,875)	(43,875)	—	—
Swap contracts	(62,903)	—	(62,903)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	23